Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, information technology and energy sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and consumer staples sectors and a larger weighting in the utilities sector benefited Fund results during the annual period.
Individual holdings
| A relative overweight position in Insmed, Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corp., a multinational technology company; a relative overweight position in Walmart, Inc., a retail and wholesale company; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and a relative underweight to Intel Corporation, a computer products and technology company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, consumer discretionary, real estate, utilities and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care, energy and industrials sectors and a smaller weighting in the financials sector detracted from Fund performance during the annual period.
Individual holdings
| A relative overweight position in lululemon athletica, Inc., an athletic accessory, service, apparel and footwear company; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Global Payments, Inc., a financial technology company that provides payment technology and services; a relative overweight position in Prologis, Inc., a real estate investment trust that invests in logistics solutions and services; and a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1	24.10	14.63	13.02
S&P 500® Index	25.02	14.53	13.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,375,549,187
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 21,998,392
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statisti
cs
Fund net assets	$ 3,375,549,187
Total number of portfolio holdings	53
Management services fees (represents 0.66% of Fund average net assets)	$ 21,998,392
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tabl es
unless otherwise noted. The F
u
nd's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
MasterCard, Inc., Class A	2.5%
Eli Lilly & Co.	2.3%
Bank of America Corp.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
MasterCard, Inc., Class A	2.5%
Eli Lilly & Co.	2.3%
Bank of America Corp.	2.2%

Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples, information technology and energy sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and consumer staples sectors and a larger weighting in the utilities sector benefited Fund results during the annual period.
Individual holdings
| A relative overweight position in Insmed, Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in NVIDIA Corp., a multinational technology company; a relative overweight position in Walmart, Inc., a retail and wholesale company; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and a relative underweight to Intel Corporation, a computer products and technology company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, consumer discretionary, real estate, utilities and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the real estate, health care, energy and industrials sectors and a smaller weighting in the financials sector detracted from Fund performance during the annual period.
Individual holdings
| A relative overweight position in lululemon athletica, Inc., an athletic accessory, service, apparel and footwear company; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Global Payments, Inc., a financial technology company that provides payment technology and services; a relative overweight position in Prologis, Inc., a real estate investment trust that invests in logistics solutions and services; and a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	23.82	14.35	12.75
S&P 500® Index	25.02	14.53	13.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,375,549,187
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 21,998,392
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,375,549,187
Total number of portfolio holdings	53
Management services fees (represents 0.66% of Fund average net assets)	$ 21,998,392
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
MasterCard, Inc., Class A	2.5%
Eli Lilly & Co.	2.3%
Bank of America Corp.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
MasterCard, Inc., Class A	2.5%
Eli Lilly & Co.	2.3%
Bank of America Corp.	2.2%